Other income, net (Tables)	12 Months Ended
Mar. 31, 2015
Other income, net
Other income, net

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Royalty fee and software technology services fee charged to Ant Financial Services and Alipay (Note 22)	277	1,764	1,667
Government grants (i)	388	252	327
Amortization of the excess value in relation to the restructuring of Payment Services (Note 4(b))	—	—	(166)
Others	229	413	658

Total	894	2,429	2,486

(i)

Government grants mainly represent amounts received from central and local governments in connection with the Company's investments in local business districts and contributions to technology development.